LOSS PER SHARE - Basic and diluted loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (2,680,259)	$ (410,766)	¥ (181,246)	¥ (186,736)
Net profit attributable to noncontrolling interest	(29,088)	(4,458)	(1,046)	(18,329)
Net loss attributable to the Company	(2,709,347)	(415,224)	(182,292)	(205,065)
Plus undeclared cumulative dividend on perpetual convertible preferred shares	(22,806)	(3,495)
Deemed distribution to perpetual convertible preferred shareholders	(470,643)	(72,129)
Adjusted net loss attributable to ordinary shareholders	¥ (3,202,796)	$ (490,848)	¥ (182,292)	¥ (205,065)
Denominator:
Weighted average number of shares outstanding - basic (in shares)	716,888,919	716,888,919	668,833,756	674,732,130
Weighted average number of shares outstanding - diluted (in shares)	716,888,919	716,888,919	668,833,756	674,732,130
Loss per share-Basic:
Net loss | (per share)	¥ (4.47)	$ (0.69)	¥ (0.27)	¥ (0.30)
Basic (in per share) | (per share)	(4.47)	(0.69)	(0.27)	(0.30)
Loss per share-Diluted:
Net loss | (per share)	(4.47)	(0.69)	(0.27)	(0.30)
Diluted (in per share) | (per share)	¥ (4.47)	$ (0.69)	¥ (0.27)	¥ (0.30)